Consolidated Balance Sheet(Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.00
Preferred Stock, Shares Authorized	50,000,000	0.00
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	112,500,000	56,250,000
Common Stock, Shares, Issued	75,298,676	28,686,561
Common Stock, shares, Outstanding	75,298,676	28,686,561